SUPPLEMENT TO THE PROSPECTUS OF
FIDELITY PERSONAL RETIREMENT ANNUITY®,
FIDELITY INCOME ADVANTAGE®,
FIDELITY RETIREMENT RESERVES® AND
FIDELITY LIFETIME RESERVES®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY

SUPPLEMENT TO THE PROSPECTUS OF
PERSONAL RETIREMENT ANNUITY,
INCOME ADVANTAGE, RETIREMENT RESERVES
AND LIFETIME RESERVES
ISSUED BY EMPIRE FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY®

EACH DATED APRIL 30, 2009

As of December 12, 2009, Credit Suisse International Equity Flex III Portfolio replaces Credit Suisse International Equity Flex I Portfolio within your variable insurance contract.

In addition at close of business on Friday, December 11, 2009, pursuant to an Agreement and Plan of Reorganization approved by shareholders, assets of Credit Suisse International Equity Flex I Portfolio and Credit Suisse International Equity Flex II Portfolio (collectively the "Acquired Portfolios") will be combined and transferred into Credit Suisse International Equity Flex III Portfolio. If within your variable insurance contract you have assets in either of the Acquired Portfolios at 4 p.m. on December 11, 2009, those assets will be liquidated and invested in the Credit Suisse International Equity Flex III Portfolio. There are no differences between the investment objectives and investment policies of the Acquired Portfolios and Credit Suisse International Equity Flex III Portfolio. All three Portfolios have identical investment policies and risk factors.

Effective December 12, 2009, the following information replaces similar information found within "THE FUNDS" section:

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
CREDIT SUISSE
International Equity Flex III Portfolio	Seeks capital appreciation	Credit Suisse Asset Management, LLC

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus.

NRR7/EVA7/FIAL7/EFIAL7/FPRA/PRA/VUL/EVUL-09-02  December 7, 2009
1.904361.100